Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Pyrford International Stock Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Pyrford International Stock Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.2%
Issuer	Shares	Value ($)
Australia 10.1%
Brambles Ltd.	1,202,026	10,732,193
Computershare Ltd.	497,520	7,223,075
Endeavour Group Ltd.	778,391	3,120,675
QBE Insurance Group Ltd.	685,412	6,500,450
Rio Tinto Ltd.	68,189	4,751,686
Woodside Energy Group Ltd.	244,890	5,418,689
Woolworths Group Ltd.	361,938	8,829,149
Total		46,575,917
Finland 2.5%
KONE OYJ, Class B	84,699	4,308,518
Sampo OYJ, Class A	158,951	7,314,964
Total		11,623,482
France 7.3%
Air Liquide SA	59,173	9,914,599
Bureau Veritas A	217,019	5,515,053
Legrand SA(a)	78,726	7,462,581
Rubis SCA	131,910	3,606,619
Sanofi	72,189	7,365,230
Total		33,864,082
Germany 9.4%
Brenntag SE	126,226	9,926,757
Deutsche Post AG	172,997	7,801,101
Fielmann AG	118,504	5,947,065
GEA Group AG	105,821	4,459,920
Nemetschek SE	72,498	5,690,100
SAP SE	72,418	9,495,865
Total		43,320,808
Hong Kong 4.5%
AIA Group Ltd.	711,200	6,836,908
ASMPT Ltd.	435,070	3,702,755
Power Assets Holdings Ltd.	991,569	5,339,420
VTech Holdings Ltd.	821,700	4,934,175
Total		20,813,258
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 2.2%
PT Bank Rakyat Indonesia Persero Tbk	13,935,800	5,178,378
PT Telekomunikasi Indonesia Persero Tbk	18,297,500	4,940,059
Total		10,118,437
Japan 13.8%
ABC-Mart, Inc.	127,600	6,931,114
Japan Tobacco, Inc.	661,268	14,418,641
KDDI Corp.	318,700	9,826,010
Mitsubishi Electric Corp.	796,300	10,365,071
Nabtesco Corp.	253,600	5,637,426
Nihon Kohden Corp.	284,800	7,446,379
Sumitomo Rubber Industries Ltd.	630,100	5,555,130
Toyota Tsusho Corp.	80,300	3,527,177
Total		63,706,948
Malaysia 2.7%
Axiata Group Bhd	6,946,100	4,180,568
Malayan Banking Bhd	4,451,300	8,339,982
Total		12,520,550
Netherlands 3.6%
Koninklijke Philips NV	139,598	2,637,369
Koninklijke Vopak NV	143,194	5,032,976
Shell PLC	164,560	4,524,247
Wolters Kluwer NV	39,646	4,528,535
Total		16,723,127
Norway 1.8%
Telenor ASA	787,898	8,101,830
Singapore 5.7%
ComfortDelGro Corp., Ltd.	6,948,500	5,649,624
Singapore Technologies Engineering Ltd.	1,268,900	3,434,131
Singapore Telecommunications Ltd.	4,878,607	8,974,151
United Overseas Bank Ltd.	397,602	8,214,807
Total		26,272,713
2	Columbia Pyrford International Stock Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Pyrford International Stock Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.6%
ASSA ABLOY AB, Class B	194,188	4,318,540
Atlas Copco AB, Class A	393,894	5,762,092
Essity AB, Class B	242,853	6,467,259
Total		16,547,891
Switzerland 8.2%
Geberit AG	5,026	2,666,535
Givaudan SA	781	2,574,162
Nestlé SA, Registered Shares	102,465	12,145,822
Novartis AG, Registered Shares	100,088	9,593,107
Schindler Holding AG	14,958	3,108,739
SGS SA, Registered Shares	29,625	2,629,414
Zurich Insurance Group AG	10,927	5,115,826
Total		37,833,605
Taiwan 3.1%
Advantech Co., Ltd.	244,000	3,224,968
Chunghwa Telecom Co., Ltd.	1,215,000	4,984,231
Merida Industry Co., Ltd.	89,000	562,088
Taiwan Semiconductor Manufacturing Co., Ltd.	314,000	5,682,719
Total		14,454,006
United Kingdom 15.1%
BP PLC	709,891	3,988,186
British American Tobacco PLC	198,118	6,271,345
Bunzl PLC	139,769	5,471,704
GSK PLC	360,683	6,053,783
Haleon PLC	450,854	1,783,449
IMI PLC	189,243	3,760,869
Common Stocks (continued)
Issuer	Shares	Value ($)
Imperial Brands PLC	222,987	4,700,776
Legal & General Group PLC	2,926,547	8,318,281
National Grid PLC	596,671	8,220,449
Reckitt Benckiser Group PLC	92,400	7,185,170
Unilever PLC	179,174	8,963,993
Vodafone Group PLC	4,965,816	4,722,150
Total		69,440,155
United States 2.6%
Roche Holding AG, Genusschein Shares	36,949	11,768,585
Total Common Stocks (Cost $371,507,286)		443,685,394

Preferred Stocks 1.6%
Issuer	Shares	Value ($)
Germany 1.6%
Fuchs Petrolub SE	207,939	7,390,299
Total Preferred Stocks (Cost $6,859,283)		7,390,299

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(b),(c)	8,971,044	8,966,559
Total Money Market Funds (Cost $8,966,888)		8,966,559
Total Investments in Securities (Cost $387,333,457)		460,042,252
Other Assets & Liabilities, Net		1,307,929
Net Assets		$461,350,181

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	13,344,812	85,562,314	(89,938,927)	(1,640)	8,966,559	3,760	357,182	8,971,044
Columbia Pyrford International Stock Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Pyrford International Stock Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Pyrford International Stock Fund | Third Quarter Report 2023

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3QT319_08_N01_(07/23)